Parent Company Only - Statements of Cash Flows (Details) - TrustCo Bank Corp NY [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 61,137	$ 48,833	$ 58,646
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	140,206	(15,634)	(26,239)
Stock based compensation expense	0	0	0
Net change in other assets and accrued expenses	(214)	(1,796)	(1,563)
Total adjustments	139,992	(17,430)	(27,802)
Net cash provided by operating activities	201,129	31,403	30,844
Cash flows from investing activities:
Purchases of securities available for sale	0	0	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities:
Stock based award tax withholding payments	(292)	(193)	0
Proceeds from exercise of stock options	24	95	0
Dividends paid	(27,607)	(27,395)	(27,376)
Payments to acquire treasury stock	(38,134)	(374)	0
Proceeds from sales of treasury stock	0	0	0
Net cash provided by financing activities	(66,009)	(27,867)	(27,376)
Net (decrease) increase in cash and cash equivalents	135,120	3,536	3,468
Cash and cash equivalents at beginning of period	32,083	28,547	25,079
Cash and cash equivalents at end of period	$ 167,203	$ 32,083	$ 28,547